SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 01, 2016 USD ($)	Oct. 03, 2015	Oct. 01, 2013	Oct. 01, 2016 USD ($)	Oct. 03, 2015	Dec. 31, 2016	Jan. 02, 2016 USD ($) Customer	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)	Jun. 02, 2016 USD ($)
Accounting Policies [Line Items]
Fiscal Period Duration	91 days	91 days		273 days	273 days		364 days	371 days	364 days
Bank Overdrafts							$ 4,588	$ 3,334
Cash equivalents							0	0
Advertising expense							1,523	986	$ 1,760
Research and development expense							6,551	5,991	4,714
Carrying value of debt							1,273,833
Deferred Tax Liabilities, Net, Noncurrent							42,750	35,292
Deferred loan origination fees	$ (9,915)			$ (9,915)			(11,071)	(17,695)
Trade Names
Accounting Policies [Line Items]
Estimated useful life			15 years
Impairment									5,497
Adjustment | ASU 2015-03
Accounting Policies [Line Items]
Deferred loan origination fees							11,072	17,695
Long term debt current							11,072	17,695
Long-term assets	(9,915)			(9,915)			(11,557)
Long-term debt	(9,915)			(9,915)			(11,557)
Forecast
Accounting Policies [Line Items]
Fiscal Period Duration						364 days
2012 First Lien Term Loan
Accounting Policies [Line Items]
Carrying value of debt							897,250
2012 Second Lien Term Loan
Accounting Policies [Line Items]
Carrying value of debt							375,000	375,000
Revolving line of credit
Accounting Policies [Line Items]
Maximum borrowing capacity	175,000			175,000			175,000	150,000		$ 175,000
Net availability	$ 130,164			$ 130,164			125,443	111,446
Adjustments for New Accounting Principle, Early Adoption | Adjustment | ASU 2015-17
Accounting Policies [Line Items]
Deferred tax liabilities current								167
Deferred Tax Liabilities, Net, Noncurrent								167
Deferred tax assets current									624
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent									$ 624
Foodservice | Customer Concentration Risk | Major customers
Accounting Policies [Line Items]
Accounts Receivables							$ 13,520	$ 25,087
Foodservice | Customer Concentration Risk | Net Sales | Customer One
Accounting Policies [Line Items]
Concentration Risk, Percentage							13.60%	12.90%	13.10%
Foodservice | Customer Concentration Risk | Net Sales | Customer Two
Accounting Policies [Line Items]
Concentration Risk, Percentage							12.00%	12.20%	11.80%
Foodservice | Customer Concentration Risk | Net Sales | Major customers
Accounting Policies [Line Items]
Number of significant customers | Customer							2